Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Reconciliation of operating profit (loss) from segments to consolidated [Table] [Table Text Block]
	6 months 2015	6 months 2014
Segment operating loss	(839)	(1,046)
Interest income, net	(1,344)	(3,554)
Foreign Currency exchange (losses) gains, net	303	216
Other income, net	(3)	(4)
Income tax (expense) credit net	(69)	(36)
Consolidated net loss net	(1,953)	(4,425)

ScheduleOfSegment Reporting Information By Segment Bis [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS Corporate	FDA PMA	Total consolidated
6 months 2015
Sales of Goods (incl. consumables)	2,318	6,785	-	-	9,103
Sales of RPPs & Leases,	1,297	822	-	-	2,119
Sales of Spare Parts & Services	333	2,497			2,830
Total Net Sales	3,948	10,104	-	-	14,052
Other Revenues	2	-			2
Total Revenues	3,950	10,104	-	-	14,054
Gross Profit	2,158	3,753	-	-	5,911
Research & Development	(745)	(455)	-	(312)	(1,512)
SG&A + Depreciation	(1,504)	(3,014)	(721)	-	(5,238)
Operating income (loss)	(91)	284	(721)	(312)	(839)

ScheduleOfSegment Reporting Information By Segment Ter [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS Corporate	FDA PMA	Total consolidated
6 months 2014
Sales of Goods (incl. consumables)	3,252	5,504	-	-	8,756
Sales of RPPs & Leases,	1,103	920	-	-	2,023
Sales of Spare Parts & Services	433	2,185			2,618
Total Net Sales	4,789	8,608	-	-	13,397
Other Revenues	-	-			-
Total Revenues	4,789	8,608	-	-	13,397
Gross Profit	2,643	2,724	-	-	5,367
Research & Development	(614)	(434)	-	(570)	(1,618)
SG&A + Depreciation	(1,265)	(2,811)	(720)	-	(4,796)
Operating income (loss)	765	(521)	(720)	(570)	(1,046)